SHARE CAPITAL AND SHARE APPLICATION MONIES (Details Narrative) - SGD ($)		12 Months Ended
	Jan. 17, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 18, 2022	Sep. 30, 2021	Jun. 30, 2021	Apr. 30, 2021
IfrsStatementLineItems [Line Items]
Received amount from shareholders					$ 1,141,395	$ 858,605	$ 2,000,000	$ 2,000,000
Number of shares issued		486,485	949,096	243,134	478,230	359,745	837,975	837,975
Total consideration		$ 1,222,650	$ 2,000,000	$ 500,000
Events Occurring After Reporting Date [member]
IfrsStatementLineItems [Line Items]
Reverse stock split	1-for-380.83
Equity Settled Share Based Payment [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			92,563
Total consideration			$ 190,355
Share Applicationmonies [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		478,230	359,745
Total consideration		$ 1,141,395	$ 858,605